Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of current income tax expenses/(benefits)

The current income tax expenses/(benefits) for the years ended December 31, 2022, 2023 and 2024 are as follows (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Current income tax expenses/(benefits)	16,583	15,638	(6,366)
Deferred income tax benefits	(2,400)	(3,806)	(3,025)
Total	14,183	11,832	(9,391)

Schedule of reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense

The following table presents a reconciliation of the income tax expenses computed by the statutory income tax rate to the Group’s income tax expenses/(benefits) of the year presented are as follows (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax computed at statutory EIT rate (25%)	(391,056)	(206,902)	(48,003)
Permanent differences (1)	47,981	(96,793)	(92,205)
Effect of different tax jurisdictions	20,714	(20,216)	(23,568)
Effect of preferential tax rate	151,971	98,329	27,031
Change in deferred tax assets valuation allowance	184,573	237,414	127,354
Income tax expenses/(benefits)	14,183	11,832	(9,391)

(1)	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of preferential tax rate on the PRC operations

The following table sets forth the effect of preferential tax rate on the PRC operations (in thousands except per share data):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax holiday effect	151,971	98,329	27,031
Basic and diluted net loss per share effect	0.50	0.33	0.10

Schedule of the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of the years presented (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	679,789	841,217
Advertising and promotion expenses in excess of deduction limit	310,560	272,138
Provision of allowance for expected credit losses	31,140	37,896
Payroll and expense accrued	9,145	6,737
Less: valuation allowance	(1,030,634)	(1,157,988)
Total deferred tax assets, net	—	—

Deferred tax liabilities:
Acquired intangible assets	22,574	6,830
Total deferred tax liabilities	22,574	6,830

Schedule of movement of the valuation allowances for deferred tax assets

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	2023	2024
	RMB	RMB
Deferred tax assets:
Balance as of January 1,	(793,220)	(1,030,634)
Change of valuation allowance	(237,414)	(127,354)
Balance as of December 31,	(1,030,634)	(1,157,988)

Schedule of net operating tax loss carry forwards

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration year for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2024, certain entities in mainland China of the Group had net operating tax loss carry forwards, if not utilized, which would expire as follows (in thousands):

RMB
Loss expiring in 2025	145,702
Loss expiring in 2026	297,320
Loss expiring in 2027	200,240
Loss expiring after 2027	4,681,447
Total	5,324,709